Description of the Plan (Details) - Southern Bank 401(k) Retirement Plan (the Plan) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Vesting
Vesting Percentage Per Year	20.00%
Years of Service Before Vesting Begins	2 years
Years to Full Vesting	6 years
Payment of Benefits
Minimum Account Balance Required for Installment Payments	$ 5,000
Asset allocated to accounts of terminated or retired participants	0	$ 0
Forfeited Accounts
Forfeited non-vested accounts	62,488	$ 38,567
Employer contributions reduced amount from forfeited non-vested accounts	$ 45,391
First 3% of employees' compensation
EBP, Description of Plan [Line Items]
Matching contributions	100.00%
Match percentage of employees' compensation	3.00%
Next 2% of employees' compensation
EBP, Description of Plan [Line Items]
Matching contributions	50.00%
Match percentage of employees' compensation	2.00%